Cost of sales, exclusive of depreciation and amortization (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Cost of sales, exclusive of depreciation and amortization.
Inventory write-downs	€ (4,062)	€ (1,751)	€ (7,252)	€ (5,335)
Specific inventory, carrying value	€ 408,000		€ 408,000